                  Lincoln Life & Annuity Company of New York:
        Separate Account R for Flexible Premium Variable Life Insurance

                         Supplement Dated May 1, 2006
                        To the Prospectus for Product:

                                     SVUL

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received. Keep this supplement with your Prospectus for reference.

The following funds have been added as investment options and will be available as of May 22, 2006. The following information should be added to the "Funds" section of the Prospectus:

AllianceBernstein Variable Products Series Fund Inc., advised by
AllianceBernstein, L.P.

     . AllianceBernstein International Value Portfolio (Class A): Long-term growth.

Baron Capital Funds Trust, advised by BAMCO, Inc.

     . Baron Capital Asset Fund (Insurance Shares): Maximum capital appreciation.

Delaware VIP Trust, advised by Delaware Management Company

     .   Delaware Capital Reserves Series (Standard Class): Current income.
     .   Delaware U.S. Growth Series (Standard Class): Capital appreciation.

Fidelity Variable Insurance Products, advised by Fidelity Management and Research Company

     .   Fidelity Mid Cap Portfolio (Service Class): Long-term growth.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and Templeton Global Income Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.

     .   Franklin Income Securities Fund (Class 1): Current income.
     .   Mutual Shares Securities Fund (Class 1): Capital appreciation.
     .   Templeton Global Income Securities Fund (Class 1): Total return.

Lincoln Variable Insurance Products Trust, advised by Delaware Management
Company

     .   Lincoln Core Fund (Standard Class): Capital appreciation.
     .   Lincoln Equity-Income Fund (Standard Class): Income.
     .   Lincoln Growth Fund (Standard Class): Long-term growth.
     .   Lincoln Growth and Income Fund (Standard Class): Capital appreciation.
     .   Lincoln Growth Opportunities Fund (Standard Class): Long-term growth.

The following replaces the first paragraph in the "Funds Participation Agreements" section of the prospectus:

In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.48% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Baron Capital Funds Trust, Fidelity Variable Insurance Products, and Janus Aspen Series.

Fund Expenses: The following information is added to the "Portfolio Expense Table" in your product prospectus.

                                                                                            Total
                                                                                            Annual              Total Fund
                                                                                             Fund               operating
                                                                                          Operating              expenses
                                                                                           Expenses    Total       with
                                                                                           Without    waivers    waivers
                                                               Management 12(b)1  Other   waivers or    and        and
                            Fund                                Fees(1)    Fee   Expenses reductions reductions reductions
-------------------------------------------------------------- ---------- ------ -------- ---------- ---------- ----------
AllianceBernstein International Value Portfolio (Class A)/(1)/    0.75%    0.00%   0.12%     0.87%     (0.01)%     0.86%
Baron Capital Asset Fund (Insurance Shares)...................    1.00%    0.25%   0.09%     1.34%     (0.00)%     1.34%
Delaware Capital Reserves Series (Standard Class)/(2)/........    0.50%    0.00%   0.21%     0.71%     (0.00)%     0.71%
Delaware U.S. Growth Series (Standard Class)/(3)/.............    0.65%    0.00%   0.16%     0.81%     (0.00)%     0.81%
Fidelity Mid Cap Portfolio (Service Class)/(4)/...............    0.57%    0.10%   0.12%     0.79%     (0.00)%     0.79%
Franklin Income Securities Fund (Class 1).....................    0.46%    0.00%   0.02%     0.48%     (0.00)%     0.48%
Mutual Shares Securities Fund (Class 1).......................    0.60%    0.00%   0.18%     0.78%     (0.00)%     0.78%
Templeton Global Income Securities Fund (Class 1).............    0.62%    0.00%   0.12%     0.74%     (0.00)%     0.74%
Lincoln Core Fund (Standard Class)/(5)/.......................    0.69%    0.00%   2.92%     3.61%     (2.77)%     0.84%
Lincoln Equity-Income Fund (Standard Class)/(6)/..............    0.69%    0.00%   0.07%     0.80%     (0.04)%     0.76%
Lincoln Growth Fund (Standard Class)/(7)/.....................    0.74%    0.00%   2.48%     3.22%     (2.36)%     0.85%
Lincoln Growth and Income Fund (Standard Class)...............    0.33%    0.00%   0.05%     0.38%     (0.00)%     0.38%
Lincoln Growth Opportunities Fund (Standard Class)/(8)/.......    0.99%    0.00%   5.62%     6.61%     (5.43)%     1.18%

/(1)/ Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.

/(2)/ The investment advisor for the Delaware VIP Capital Reserves Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through
April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.70%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on assets in excess of $2.5 billion, all per year.

/(3)/ The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.87%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year.

/(4)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

/(5)/ Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.84% standard class and 1.09% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

/(6)/ Effective May 1, 2005 the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% of the excess over $750,000,000 of average daily net assets of the Fund. The waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

/(7)/ Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.86% standard class and 1.11% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

/(8)/ Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.18% standard class and 1.43% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

SUPP-06.01                                              GW S-6 - Funds (LNY)